Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of presentation
The financial statements were prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB). The financial statements have been prepared on a historical cost basis, except for certain financial instruments that are measured at fair value as described in our accounting policies.
All amounts are in millions of Canadian dollars, except where noted.
FUNCTIONAL CURRENCY
The financial statements are presented in Canadian dollars, the company’s functional currency.

Basis of consolidation
We consolidate the financial statements of all of our subsidiaries.
The results of subsidiaries acquired during the year are consolidated from the date of acquisition and the results of subsidiaries sold during the year are deconsolidated from the date of disposal. Intercompany transactions, balances, income and expenses are eliminated on consolidation.
Revenue from contracts with customers
Revenue is measured based on the value of the expected consideration in a contract with a customer and excludes sales taxes and other amounts we collect on behalf of third parties. We recognize revenue when control of a product or service is transferred to a customer. When our right to consideration from a customer corresponds directly with the value to the customer of the products and services transferred to date, we recognize revenue in the amount to which we have a right to invoice.

For bundled arrangements, we account for individual products and services when they are separately identifiable and the customer can benefit from the product or service on its own or with other readily available resources. The total arrangement consideration is allocated to each product or service included in the contract with the customer based on its stand-alone selling price. We generally determine stand-alone selling prices based on the observable prices at which we sell products separately without a service contract and prices for non-bundled service offers with the same range of services, adjusted for market conditions and other factors, as appropriate. When similar products and services are not sold separately, we use the expected cost plus margin approach to determine stand-alone selling prices. Products and services purchased by a customer in excess of those included in the bundled arrangement are accounted for separately.

We may enter into arrangements with subcontractors and others who provide services to our customers. When we act as the principal in these arrangements, we recognize revenues based on the amounts billed to our customers. Otherwise, we recognize the net amount that we retain as revenues.

A contract asset is recognized in the consolidated statements of financial position (statements of financial position) when our right to consideration from the transfer of products or services to a customer is conditional on our obligation to transfer other products or services. Contract assets are transferred to trade receivables when our right to consideration becomes conditional only as to the passage of time. A contract liability is recognized in the statements of financial position when we receive consideration in advance of the transfer of products or services to the customer. Contract assets and liabilities relating to the same contract are presented on a net basis.

Incremental costs of obtaining a contract with a customer, principally comprised of sales commissions, and prepaid contract fulfillment costs are included in Contract costs in the statements of financial position, except where the amortization period is one year or less, in which case costs of obtaining a contract are immediately expensed. Capitalized costs are amortized on a systematic basis that is consistent with the period and pattern of transfer to the customer of the related products or services.

BELL COMMUNICATION AND TECHNOLOGY SERVICES (BELL CTS) SEGMENT REVENUES
We recognize product revenues from the sale of equipment when a customer takes possession of the product. We recognize service revenues over time, as the services are provided. Revenues on certain long-term contracts are recognized using output methods based on products delivered, performance completed to date, time elapsed or milestones met.
For wireless products and services that are sold separately, customers usually pay in full at the time of sale for products and on a monthly basis for services. For wireless products and services sold in bundled arrangements, including device financing plans, customers pay monthly over a contract term of up to 24 months for residential customers and up to 36 months for business customers. If they include a significant financing component, device financing plan receivables are discounted at market rates and interest revenue is accreted over the contractual repayment period.
For wireline customers, products are usually paid in full at the time of sale. Services are paid for on a monthly basis except where a billing schedule has been established with certain business customers under long-term contracts that can generally extend up to seven years.
BELL MEDIA SEGMENT REVENUES
We recognize advertising revenue when advertisements are aired on the radio or TV, posted on our websites or appear on our advertising panels and street furniture. Revenues relating to subscriber fees are recorded on a monthly basis as the services are provided. Customer payments are due monthly as the services are provided.

See Note 3, Segmented information, for additional details.

Share-based payments
Our share-based payment arrangements include an employee savings plan (ESP), restricted share units (RSUs) and performance share units (PSUs), deferred share units (DSUs) and stock options.
ESP
We recognize our ESP contributions as compensation expense in Operating costs in the consolidated income statements (income statements) over the two-year vesting period, with a corresponding credit to contributed surplus.
The value of an ESP at the grant date is equal to the value of one BCE common share. Additional ESPs are issued to reflect dividends declared on the common shares. Upon settlement of shares under the ESP, any difference between the cost of shares purchased on the open market and the amount credited to contributed surplus is reflected in the deficit.
RSUs/PSUs
For each RSU/PSU granted, we recognize compensation expense in Operating costs in the income statements over the three-year vesting period, with a corresponding credit to contributed surplus. The value of a RSU/PSU at the grant date is equal to the value of one BCE common share or the value estimated using a Monte Carlo simulation for PSUs that include relative total shareholder return as a performance condition. Additional RSUs/PSUs are issued to reflect dividends declared on the common shares.
Upon settlement of the RSUs/PSUs, any difference between the cost of shares purchased on the open market and the amount credited to contributed surplus is reflected in the deficit. Vested RSUs/PSUs are settled in BCE common shares, DSUs, or a combination thereof.
DSUs

If compensation is elected to be taken in DSUs, we issue DSUs equal to the fair value of the services received, with a corresponding credit to contributed surplus. Additional DSUs are issued to reflect dividends declared on the common shares. DSUs are settled in BCE common shares purchased on the open market following the cessation of employment or when a director leaves the board. Upon settlement of the DSUs, any difference between the cost of shares purchased on the open market and the amount credited to contributed surplus is reflected in the deficit.
STOCK OPTIONS
The fair value of options granted is determined using a variation of a binomial option pricing model that takes into account factors specific to the stock option plan. We recognize compensation expense in Operating costs in the income statements over the three-year vesting period, with a corresponding credit to contributed surplus.
When stock options are exercised, we credit share capital for the amount received and the amounts previously credited to contributed surplus.

Income and other taxes
Current and deferred income tax expense is recognized in the income statements, except to the extent that the expense relates to items recognized in Other comprehensive (loss) income or directly in equity.
We use the liability method to account for deferred tax assets and liabilities, which arise from:
•temporary differences between the carrying amount of assets and liabilities recognized in the statements of financial position and their corresponding tax bases
•the carryforward of unused tax losses and credits, to the extent they can be used in the future
Deferred tax assets and liabilities are calculated at the tax rates that are expected to apply when the asset or liability is recovered or settled. Both our current and deferred tax assets and liabilities are calculated using tax rates that have been enacted or substantively enacted at the reporting date.
Deferred taxes are provided on temporary differences arising from investments in subsidiaries, joint arrangements and associates, except where we control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.
Tax liabilities are, where permitted, offset against tax assets within the same taxable entity and tax jurisdiction.
INVESTMENT TAX CREDITS (ITCs), OTHER TAX CREDITS AND GOVERNMENT GRANTS
We recognize ITCs, other tax credits and government grants given on eligible expenditures when it is reasonably assured that they will be realized. We use the cost reduction method to account for ITCs and government grants, under which the credits are applied against the expense or asset to which the ITCs or government grants relate.

Cash equivalents and other short-term deposits
Cash equivalents are comprised of highly liquid investments with original maturities of three months or less from the date of purchase and are measured at amortized cost. Short-term deposits with original maturities of more than three months are included in Short-term investments in the statements of financial position and are measured at amortized cost.

Securitization of receivables	Proceeds on the securitization of receivables are recognized as a collateralized borrowing as we do not transfer control and substantially all the risks and rewards of ownership to another entity.
Inventory
We measure inventory at the lower of cost and net realizable value. Inventory includes all costs to purchase, convert and bring the inventories to their present location and condition. We determine cost using specific identification for major equipment held for resale and the weighted average cost formula for all other inventory. We maintain inventory valuation reserves for inventory that is slow-moving or potentially obsolete, calculated using an inventory aging analysis.

Property, plant and equipment	We record property, plant and equipment at cost. Cost includes expenditures that are attributable directly to the acquisition or construction of the asset, including the purchase cost and labour.
Borrowing costs
Borrowing costs are capitalized for qualifying assets if the time to build or develop the asset is in excess of one year, at a rate that is based on the weighted average interest rate on our outstanding long-term debt. Gains or losses on the sale or retirement of property, plant and equipment are recorded in Other expense in the income statements.
The cost of issuing debt is included as part of long-term debt and is accounted for at amortized cost using the effective interest method. The cost of issuing equity is reflected in the consolidated statements of changes in equity as a charge to the deficit.

LEASES
We enter into leases for network infrastructure and equipment, land and buildings in the normal course of business. Lease contracts are typically made for fixed periods but may include purchase, renewal or termination options. Leases are negotiated on an individual basis and contain a wide range of different terms and conditions.
We adopted IFRS 16 - Leases as of January 1, 2019. Certain finance leases entered into prior to 2019 were initially measured under IAS 17 - Leases, as permitted by the transition provisions of IFRS 16.
IFRS 16
We assess whether a contract contains a lease at inception of the contract. A lease contract conveys the right to control the use of an identified asset for a period in exchange for consideration. We recognize lease liabilities with corresponding right-of-use assets for all lease agreements, except for short-term leases and leases of low value assets, which are expensed on a straight-line basis over the lease term. Consideration in a contract is allocated to lease and non-lease components on a relative stand-alone value basis. We generally account for lease components and any associated non-lease components as a single lease component.
Lease liabilities are initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using our incremental borrowing rate, unless the rate implicit in the lease is readily determinable. We apply a single incremental borrowing rate to a portfolio of leases with similar characteristics. Lease payments included in the measurement of the lease liability comprise:
•fixed (and in-substance fixed) lease payments, less any lease incentives
•variable lease payments that depend on an index or rate
•payments expected under residual value guarantees and payments relating to purchase options and renewal option periods that are reasonably certain to be exercised (or periods subject to termination options that are not reasonably certain to be exercised)

Lease liabilities are subsequently measured at amortized cost using the effective interest method. Lease liabilities are remeasured, with a corresponding adjustment to the related right-of-use assets, when there is a change in variable lease payments arising from a change in an index or rate, or when we change our assessment of whether purchase, renewal or termination options will be exercised.

Right-of-use assets are measured at cost, and are comprised of the initial measurement of the corresponding lease liabilities, lease payments made at or before the commencement date and any initial direct costs. They are subsequently depreciated on a straight-line basis and reduced by impairment losses, if any. Right-of-use assets may also be adjusted to reflect the remeasurement of related lease liabilities. If we obtain ownership of the leased asset by the end of the lease term or the cost of the right-of-use asset reflects the exercise of a purchase option, we depreciate the right-of-use asset from the lease commencement date to the end of the useful life of the underlying asset. Otherwise, we depreciate the right-of-use asset from the commencement date to the earlier of the end of the useful life of the underlying asset or the end of the lease term.

Variable lease payments that do not depend on an index or rate are not included in the measurement of lease liabilities and right-of-use assets. The related payments are expensed in operating costs in the period in which the event or condition that triggers those payments occurs.
IAS 17
Prior to 2019, under IAS 17, leases of property, plant and equipment were recognized as finance leases when we obtained substantially all the risks and rewards of ownership of the underlying assets. At the inception of the lease, we recorded an asset together with a corresponding long-term lease liability, at the lower of the fair value of the leased asset or the present value of the minimum future lease payments, excluding non-lease components.

ASSET RETIREMENT OBLIGATIONS (AROs)
We initially measure and record AROs at management’s best estimate using a present value methodology, adjusted subsequently for any changes in the timing or amount of cash flows and changes in discount rates. We capitalize asset retirement costs as part of the related assets and amortize them into earnings over time. We also increase the ARO and record a corresponding amount in interest expense to reflect the passage of time.

Intangible assets
FINITE-LIFE INTANGIBLE ASSETS
Finite-life intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses, if any.
SOFTWARE
We record internal-use software at cost. Cost includes expenditures that are attributable directly to the acquisition or development of the software, including the purchase cost and labour.
Software development costs are capitalized when all the following conditions are met:
•technical feasibility can be demonstrated
•management has the intent and the ability to complete the asset for use or sale
•it is probable that economic benefits will be generated
•costs attributable to the asset can be measured reliably
CUSTOMER RELATIONSHIPS
Customer relationship assets are acquired through business acquisitions and are recorded at fair value at the date of acquisition.
PROGRAM AND FEATURE FILM RIGHTS
We account for program and feature film rights as intangible assets when these assets are acquired for the purpose of distribution through broadcasting, digital media and streaming services. Program and feature film rights, which include producer advances and licence fees paid in advance of receipt of the program or film, are stated at acquisition cost less accumulated amortization and accumulated impairment losses, if any. Programs and feature films under licence agreements are recorded as assets for rights acquired and liabilities for obligations incurred when:
•we receive a broadcast master and the cost is known or reasonably determinable for new program and feature film licences; or
•the licence term commences for licence period extensions or syndicated programs
Related liabilities of programs and feature films are classified as current or non-current, based on the payment terms. Amortization of program and feature film rights is recorded in Operating costs in the income statements.
INDEFINITE-LIFE INTANGIBLE ASSETS
Brand assets, mainly comprised of the Bell, Bell Media and Bell MTS brands, and broadcast licences are acquired through business acquisitions and are recorded at fair value at the date of acquisition, less accumulated impairment losses, if any. Wireless spectrum licences are recorded at acquisition cost, including borrowing costs when the time to build or develop the related network is in excess of one year. Borrowing costs are calculated at a rate that is based on the weighted average interest rate on our outstanding long-term debt.
Currently, there are no legal, regulatory, competitive or other factors that limit the useful lives of our indefinite-life intangible assets.

Depreciation
We depreciate property, plant and equipment and amortize finite-life intangible assets on a straight-line basis over their estimated useful lives. We review our estimates of useful lives on an annual basis and adjust depreciation and amortization on a prospective basis, as required. Land and assets under construction or development are not depreciated.

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

Amortization
We depreciate property, plant and equipment and amortize finite-life intangible assets on a straight-line basis over their estimated useful lives. We review our estimates of useful lives on an annual basis and adjust depreciation and amortization on a prospective basis, as required. Land and assets under construction or development are not depreciated.

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

Investments in associates and joint arrangements
Our financial statements incorporate our share of the results of our associates and joint ventures using the equity method of accounting, except when the investment is classified as held for sale. Equity income from investments is recorded in Other expense in the income statements.
Investments in associates and joint ventures are recognized initially at cost and adjusted thereafter to include the company’s share of income or loss and comprehensive income or loss on an after-tax basis.
Investments are reviewed for impairment at each reporting period and we compare their recoverable amount to their carrying amount when there is an indication of impairment.
We recognize our share of the assets, liabilities, revenues and expenses of joint operations in accordance with the related contractual agreements.

Business acquisitions and goodwill
Business acquisitions are accounted for using the acquisition method. The consideration transferred in a business acquisition is measured at fair value at the date of acquisition. Acquisition-related transaction costs are expensed as incurred and recorded in Severance, acquisition and other costs in the income statements.
Identifiable assets and liabilities, including intangible assets, of acquired businesses are recorded at their fair values at the date of acquisition. When we acquire control of a business, any previously-held equity interest is remeasured to fair value and any gain or loss on remeasurement is recognized in Other expense in the income statements. The excess of the purchase consideration and any previously-held equity interest over the fair value of identifiable net assets acquired is recorded as Goodwill in the statements of financial position. If the fair value of identifiable net assets acquired exceeds the purchase consideration and any previously-held equity interest, the difference is recognized in Other expense in the income statements immediately as a bargain purchase gain.

Impairment of non-financial assets
Goodwill and indefinite-life intangible assets are tested for impairment annually or when there is an indication that the asset may be impaired. Property, plant and equipment and finite-life intangible assets are tested for impairment if events or changes in circumstances, assessed at each reporting period, indicate that their carrying amount may not be recoverable. For the purpose of impairment testing, assets other than goodwill are grouped at the lowest level for which there are separately identifiable cash inflows.
Impairment losses are recognized and measured as the excess of the carrying value of the assets over their recoverable amount. An asset’s recoverable amount is the higher of its fair value less costs of disposal and its value in use. Previously recognized impairment losses, other than those attributable to goodwill, are reviewed for possible reversal at each reporting date and, if the asset’s recoverable amount has increased, all or a portion of the impairment is reversed.
GOODWILL IMPAIRMENT TESTING
We perform an annual test for goodwill impairment in the fourth quarter for each of our cash-generating units (CGUs) or groups of CGUs to which goodwill is allocated, and whenever there is an indication that goodwill might be impaired.
A CGU is the smallest identifiable group of assets that generates cash inflows that are independent of the cash inflows from other assets or groups of assets.
We identify any potential impairment by comparing the carrying value of a CGU or group of CGUs to its recoverable amount. The recoverable amount of a CGU or group of CGUs is the higher of its fair value less costs of disposal and its value in use. Both fair value less costs of disposal and value in use are based on estimates of discounted future cash flows or other valuation methods. Cash flows are projected based on past experience, actual operating results and business plans, including any impact from changes in interest rates and inflation. When the recoverable amount of a CGU or group of CGUs is less than its carrying value, the recoverable amount is determined for its identifiable assets and liabilities. The excess of the recoverable amount of the CGU or group of CGUs over the total of the amounts assigned to its assets and liabilities is the recoverable amount of goodwill.
An impairment charge is recognized in the income statements for any excess of the carrying value of goodwill over its recoverable amount. For purposes of impairment testing of goodwill, our CGUs or groups of CGUs correspond to our reporting segments as disclosed in Note 3, Segmented information.
Financial instruments and contract assets
We measure trade and other receivables, including wireless device financing plan receivables, at amortized cost using the effective interest method, net of any allowance for doubtful accounts.
We measure the allowance for doubtful accounts and impairment of contract assets based on an expected credit loss (ECL) model, which takes into account current economic conditions, historical information, and forward-looking information, including higher interest rates and inflation. We use the simplified approach for measuring losses based on the lifetime ECL for trade and other receivables and contract assets. Amounts considered uncollectible are written off and recognized in Operating costs in the income statements.

Portfolio investments in equity securities
Our portfolio investments in equity securities are classified as fair value through other comprehensive income and are presented in our statements of financial position as Other non-current assets. These securities are recorded at fair value on the date of acquisition, including related transaction costs, and are adjusted to fair value at each reporting date. The corresponding unrealized gains and losses are recorded in Other comprehensive (loss) income in the consolidated statements of comprehensive income (statements of comprehensive income) and are reclassified from Accumulated other comprehensive loss to the deficit in the statements of financial position when realized.

Other financial liabilities
Other financial liabilities, which include trade payables and accruals, compensation payable, obligations imposed by the Canadian Radio-television and Telecommunications Commission (CRTC), interest payable and long-term debt, are recorded at amortized cost using the effective interest method.

Derivative financial instruments
We use derivative financial instruments principally to manage risks related to changes in interest rates and foreign currency rates and cash flow exposures related to share-based payment plans, capital expenditures, long-term debt instruments and operating expenses. We do not use derivative financial instruments for speculative or trading purposes.
Derivatives that mature within one year are included in Other current assets or Trade payables and other liabilities in the statements of financial position, whereas derivatives that have a maturity of more than one year are included in Other non-current assets or Other non-current liabilities.
HEDGE ACCOUNTING
FAIR VALUE HEDGES
We use cross currency interest rate swaps to manage foreign currency and interest rate risk on certain U.S. dollar long-term debt. We use interest rate swaps to manage the interest rate risk on certain Canadian dollar long-term debt. Changes in the fair value of these derivatives and the related debt are recognized in Other expense in the income statements and offset each other, except for any ineffective portion of the hedging relationship.
CASH FLOW HEDGES
We use foreign currency forward contracts and options to manage foreign currency risk relating to anticipated purchases denominated in foreign currencies. Changes in the fair value of these derivatives are recognized in our statements of comprehensive income, except for any ineffective portion of the hedging relationship, which is recognized in Other expense in the income statements. Realized gains and losses in accumulated other comprehensive loss are reclassified to the income statements or to the initial cost of the related non-financial asset in the same periods as the corresponding hedged transactions are recognized.
We use foreign currency forward contracts to manage foreign currency risk relating to our U.S. dollar debt under our commercial paper program, securitization of receivables program and committed credit facilities. Changes in the fair value of these derivatives are recognized in Other expense in the income statements and offset the foreign currency translation adjustment on the related debt, except for any portion of the hedging relationship which is ineffective.

We use cross currency interest rate swaps to manage foreign currency and interest rate risk related to certain U.S. dollar long-term debt. We also use interest rate swaps, including forward starting interest rate swaps, to manage the interest rate risk related to certain Canadian dollar long-term debt. Changes in the fair value of these derivatives are recognized in our statements of comprehensive income, except for amounts recorded in Other expense in the income statements to offset the foreign currency translation adjustment on the related debt and any portion of the hedging relationship which is ineffective.

We use forward starting interest rate swaps to manage interest rate risk related to certain future debt issuances. Changes in the fair value of these derivatives are recognized in our statements of comprehensive income, except for any ineffective portion of the hedging relationship, which is recognized in Other expense in the income statements. Realized gains and losses in accumulated other comprehensive loss are reclassified to Interest expense in the income statements over the term of the related debt.
DERIVATIVES USED AS ECONOMIC HEDGES
We use derivatives to manage cash flow exposures related to our equity settled share-based payment plans and anticipated purchases in foreign currencies, interest rate risk related to preferred share dividend rate resets and interest rate risk related to existing and anticipated debt issuances. As these derivatives do not qualify for hedge accounting, the changes in their fair value are recorded in the income statements in Other expense.

Post-employment benefit plans
DEFINED BENEFIT (DB) AND OTHER POST-EMPLOYMENT BENEFIT (OPEB) PLANS
We maintain DB pension plans that provide pension benefits for certain employees and retirees. Benefits are based on the employee’s length of service and average rate of pay during the highest paid consecutive five years of service. Most employees are not required to contribute to the plans. Certain plans provide cost of living adjustments to help protect the income of retired employees against inflation.
We are responsible for adequately funding our DB pension plans. We make contributions to them based on various actuarial cost methods permitted by pension regulatory bodies. Contributions reflect actuarial assumptions about future investment returns, salary projections, future service and life expectancy.
We provide OPEBs to some of our employees, including:
•health care and life insurance benefits during retirement, which have been phased out for new retirees since December 31, 2016. Most of these OPEB plans are unfunded and benefits are paid when incurred.
•other benefits, including workers’ compensation and medical benefits to former or inactive employees, their beneficiaries and dependants, from the time their employment ends until their retirement starts, under certain circumstances
We accrue our obligations and related costs under post-employment benefit plans, net of the fair value of the benefit plan assets. Pension and OPEB costs are determined using:
•the projected unit credit method, prorated on years of service, which takes into account future pay levels
•a discount rate based on market interest rates of high-quality corporate fixed income investments with maturities that match the timing of benefits expected to be paid under the plans
•management’s best estimate of pay increases, retirement ages of employees, expected healthcare costs and life expectancy
We value post-employment benefit plan assets at fair value using current market values.
Post-employment benefit plans current service cost is included in Operating costs in the income statements. Interest on our post-employment benefit plan assets and obligations is recognized in Finance costs in the income statements and represents the accretion of interest on the assets and obligations under our post-employment benefit plans. The interest rate is based on market conditions that existed at the beginning of the year. Actuarial gains and losses for all post-employment benefit plans are recorded in Other comprehensive (loss) income in the statements of comprehensive income in the period in which they occur and are recognized immediately in the deficit.
December 31 is the measurement date for our significant post-employment benefit plans. Our actuaries perform a valuation based on management's assumptions at least every three years to determine the actuarial present value of the accrued DB pension plans and OPEB obligations. The most recent actuarial valuation of our significant pension plans was as at December 31, 2022.
DEFINED CONTRIBUTION (DC) PENSION PLANS
We maintain DC pension plans that provide certain employees with benefits. Under these plans, we are responsible for contributing a predetermined amount to an employee’s retirement savings, based on a percentage of the employee’s salary.
We recognize a post-employment benefit plans service cost for DC pension plans when the employee provides service to the company, essentially coinciding with our cash contributions.
When eligible, new employees can only participate in the DC pension plans.

Provisions
Provisions are recognized when all the following conditions are met:
•the company has a present legal or constructive obligation based on past events
•it is probable that an outflow of economic resources will be required to settle the obligation
•the amount can be reasonably estimated
Provisions are measured at the present value of the estimated expenditures expected to settle the obligation, if the effect of the time value of money is material. The present value is determined using current market assessments of the discount rate and risks specific to the obligation. The obligation increases as a result of the passage of time, resulting in interest expense which is recognized in Finance costs in the income statements.

Estimates and key judgements
When preparing the financial statements, management makes estimates and judgments relating to:
•reported amounts of revenues and expenses
•reported amounts of assets and liabilities
•disclosure of contingent assets and liabilities
We base our estimates on a number of factors, including but not limited to historical experience, current events, economic and financial market conditions such as interest rates, inflation and the risk of recession, geopolitical events and supply chain disruptions, and actions that the company may undertake in the future, as well as other assumptions that we believe are reasonable under the circumstances. A change in these assumptions may have an impact on our financial statements including but not limited to impairment testing, fair value determination, expected credit losses and discount rates used for the present value of cash flows. By their nature, these estimates and judgments are subject to measurement uncertainty and actual results could differ. Our more significant estimates and judgments are described below.

ESTIMATES
USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT AND FINITE-LIFE INTANGIBLE ASSETS
Property, plant and equipment represent a significant proportion of our total assets. Changes in technology or our intended use of these assets, climate change and our environmental, social and corporate governance initiatives as well as changes in business prospects or economic and industry factors, may cause the estimated useful lives of these assets to change.
POST-EMPLOYMENT BENEFIT PLANS

The amounts reported in the financial statements relating to DB pension plans and OPEBs are determined using actuarial calculations that are based on several assumptions.
The actuarial valuation uses management’s assumptions for, among other things, the discount rate, life expectancy, the rate of compensation increase, cost of living indexation rate, trends in healthcare costs and expected average remaining years of service of employees.
The most significant assumptions used to calculate the net post-employment benefit plans cost are the discount rate and life expectancy.
The discount rate is based on the yield on long-term, high-quality corporate fixed income investments, with maturities matching the estimated cash flows of the post-employment benefit plans. Life expectancy is based on publicly available Canadian mortality tables and is adjusted for the company’s specific experience.
REVENUE FROM CONTRACTS WITH CUSTOMERS

We are required to make estimates that affect the amount of revenue from contracts with customers, including estimating the stand-alone selling prices of products and services.
IMPAIRMENT OF NON-FINANCIAL ASSETS
We make a number of estimates when calculating recoverable amounts using discounted future cash flows or other valuation methods to test for impairment. These estimates include the assumed growth rates for future cash flows, the number of years used in the cash flow model and the discount rate.
DEFERRED TAXES
The amounts of deferred tax assets and liabilities are estimated with consideration given to the timing, sources and amounts of future taxable income.
LEASES
The application of IFRS 16 requires us to make estimates that affect the measurement of right-of-use assets and liabilities, including determining the appropriate discount rate used to measure lease liabilities. Lease liabilities are initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using our incremental borrowing rate, unless the rate implicit in the lease is readily determinable. Our incremental borrowing rate is derived from publicly available risk-free interest rates, adjusted for applicable credit spreads and lease terms. We apply a single incremental borrowing rate to a portfolio of leases with similar characteristics.
FAIR VALUE OF FINANCIAL INSTRUMENTS
Certain financial instruments, such as investments in equity securities, derivative financial instruments and certain elements of borrowings, are carried in the statements of financial position at fair value, with changes in fair value reflected in the income statements and the statements of comprehensive income. Fair values are estimated by reference to published price quotations or by using other valuation techniques that may include inputs that are not based on observable market data, such as discounted cash flows and earnings multiples.
CONTINGENCIES
In the ordinary course of business, we become involved in various claims and legal proceedings seeking monetary damages and other relief. Pending claims and legal proceedings represent a potential cost to our business. We estimate the amount of a loss by analyzing potential outcomes and assuming various litigation and settlement strategies, based on information that is available at the time.
ONEROUS CONTRACTS
A provision for onerous contracts is recognized when the unavoidable costs of meeting our obligations under a contract exceed the expected benefits to be received under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of completing the contract.
JUDGMENTS
POST-EMPLOYMENT BENEFIT PLANS
The determination of the discount rate used to value our post-employment benefit obligations requires judgment. The rate is set by reference to market yields of long-term, high-quality corporate fixed income investments at the beginning of each fiscal year. Significant judgment is required when setting the criteria for fixed income investments to be included in the population from which the yield curve is derived. The most significant criteria considered for the selection of investments include the size of the issue and credit quality, along with the identification of outliers, which are excluded.
INCOME TAXES
The calculation of income taxes requires judgment in interpreting tax rules and regulations. There are transactions and calculations for which the ultimate tax determination is uncertain. Our tax filings are also subject to audits, the outcome of which could change the amount of current and deferred tax assets and liabilities.
Management judgment is used to determine the amounts of deferred tax assets and liabilities to be recognized. In particular, judgment is required when assessing the timing of the reversal of temporary differences to which future income tax rates are applied.
LEASES
The application of IFRS 16 requires us to make judgments that affect the measurement of right-of-use assets and liabilities. A lease contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. At inception of the contract, we assess whether the contract contains an identified asset, whether we have the right to obtain substantially all of the economic benefits from use of the asset and whether we have the right to direct how and for what purpose the asset is used. In determining the lease term, we include periods covered by renewal options when we are reasonably certain to exercise those options. Similarly, we include periods covered by termination options when we are reasonably certain not to exercise those options. To assess if we are reasonably certain to exercise an option, we consider all facts and circumstances that create an economic incentive to exercise renewal options (or not exercise termination options). Economic incentives include the costs related to the termination of the lease, the significance of any leasehold improvements and the importance of the underlying assets to our operations.
REVENUE FROM CONTRACTS WITH CUSTOMERS
The identification of performance obligations within a contract and the timing of satisfaction of performance obligations under long-term contracts requires judgment. Additionally, the determination of costs to obtain a contract, including the identification of incremental costs, also requires judgment.
CGUs
The determination of CGUs or groups of CGUs for the purpose of impairment testing requires judgment.
CONTINGENCIES
The determination of whether a loss is probable from claims and legal proceedings and whether an outflow of resources is likely requires judgment.
Adoption of amended accounting standards
As required, we adopted the following amendments to accounting standards issued by the IASB.

STANDARD	DESCRIPTION	IMPACT
Disclosure of Accounting Policies - Amendments to IAS 1 - Presentation of Financial Statements	These amendments require that entities disclose material accounting policies, as defined, instead of significant accounting policies.	These amendments were adopted effective with our annual financial statements for the year ended December 31, 2023 and did not result in any significant changes to our financial statements.
International Tax Reform - Pillar Two Model Rules - Amendments to IAS 12 - Income Taxes	These amendments require that entities apply IAS 12 to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the Organisation for Economic Co-operation and Development, including tax law that implements qualified domestic minimum top-up taxes described in those rules (Pillar Two). As an exception to the requirements in IAS 12, entities do not recognize or disclose information about deferred tax assets and liabilities related to Pillar Two.	In May 2023, we adopted the amendments to IAS 12 retrospectively. As required, we applied the exception and do not recognize or disclose information about deferred tax assets and liabilities related to Pillar Two.

The adoption of these amendments did not have a significant impact on our financial statements.